Note 7 - Income Taxes - Deferred Tax Assets (Liabilities) (FY) (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating loss carryforwards	$ 36,791,000	$ 36,449,000
Accrued expenses and stock compensation	5,922,000	5,940,000
Tax credit carryforwards	4,045,000	4,017,000
Intellectual property	2,460,000	4,049,000
Equipment	40,000	71,000
Other	36,000
Total deferred tax assets	49,294,000	50,526,000
Deferred tax liabilities
Net deferred tax asset	49,294,000	50,526,000
Valuation allowance	$ (49,294,000)	$ (50,526,000)